DEFERRED CHARGES, NET	12 Months Ended
Dec. 31, 2012
DEFERRED CHARGES, NET
DEFERRED CHARGES, NET

12. DEFERRED CHARGES, NET

The movement of the deferred charges, net, as of December 31, 2012 is as follows:

	Financing Costs	Other Costs	Total
Net Book Value at January 1, 2010	$6,831	$-	$6,831
Additions	9,778	255	10,033
Amortization	(2,368)	-	(2,368)
Write-offs	(1,360)	-	(1,360)
Transfer to Vessels Under Construction	(96)	-	(96)
Net Book Value at December 31, 2010	$12,785	$255	$13,040
Additions	622	80	702
Amortization	(2,948)	-	(2,948)
Write-offs	(4,647)	(335)	(4,982)
Transfer to Vessels Under Construction	(70)	-	(70)
Net Book Value at December 31, 2011	$5,742	$-	$5,742
Additions	564	-	564
Amortization	(1,781)	-	(1,781)
Write-offs	(3,952)	-	(3,952)
Net Book Value at December 31, 2012	$573	$-	$573
December 31, 2012
Current	$573	$-	$573
December 31, 2011
Current	$5,742	$-	$5,742

Total fees of $479 for the year ended December 31, 2011 related to the financing costs of the Newlead Endurance, which was delivered in June 2011. Total fees for the loans the Company entered during the year ended December 31, 2010 related to the business combination. Such fees amounted to $4,169 and have been recorded as deferred charges and amortized over the life of their related facility. Of such fees, $3,213 was paid in cash and an amount of $956 represents the fair value of 112,500 warrants with a strike price of $3.00 and a contractual term of 10 years.

Total fees paid for the new or modified loans related to the acquisition of five dry bulk vessels completed in July 2010, amounted to $2,180 and they have been recorded as deferred charges and amortized over the life of the related facility. Of such fees, $2,148 was paid in cash.

As of December 31, 2012 and December 31, 2011, the Company was in active negotiations with its lenders (see Notes 15, 16, 17). For the indebtedness in relation to which the Company expects that the lender will call the debt, and neither a waiver nor a restructuring of the debt will be available, the Company concluded that certain deferred finance fees and other costs should be written off and as such accelerated the amortization. As a result, during the year ended December 31, 2012 the Company recorded a charge of $3,952, of which $3,882 is included within “Interest & Finance Expense” from continuing operations and the remaining amount of $70 is included in Loss from discontinued operations. During the year ended December 31, 2011, the Company recorded a charge of $4,647, which is included within discontinued operations.